Segment Reporting - Segment Reporting Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Segment Reporting Information [Line Items]
Voyage revenues	$ 591,103	$ 601,256	$ 510,762
Voyage expenses	(17,394)	(21,387)	(28,237)
Operating Costs and Expenses	116,396	111,585	117,658
Time-charter hire expenses	(23,564)	(19,994)	(7,670)
Depreciation and amortization	(129,752)	(136,765)	(124,378)
General and administrative expenses	(26,904)	(22,521)	(28,512)
write-down of vessels	(51,000)	13,564	(54,653)
Restructuring Charges	0	(3,315)	(1,845)
Income from vessel operations	226,093	299,253	147,809
Equity income (loss)	72,233	58,819	53,546
Investment in and advances to equity-accounted joint ventures, net	$ 1,067,783	1,155,316
Number of Reportable Segments | segment	2
Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	$ 591,103	601,256	510,762
Voyage expenses	(17,394)	(21,387)	(28,237)
Operating Costs and Expenses	116,396	111,585	117,658
Time-charter hire expenses	(23,564)	(19,994)	(7,670)
Depreciation and amortization	(129,752)	(136,765)	(124,378)
General and administrative expenses	(26,904)	(22,521)	(28,512)
write-down of vessels	(51,000)	13,564	(54,653)
Restructuring Charges		(3,315)	(1,845)
Income from vessel operations	226,093	299,253	147,809
Equity income (loss)	72,233	58,819	53,546
Investment in and advances to equity-accounted joint ventures, net	1,067,783	1,155,316
Expenditures for vessels and equipment	(13,475)	(102,590)	(686,305)
Expenditures for dry docking	(6,968)	(11,000)	(12,579)
Liquefied natural gas segment
Segment Reporting Information [Line Items]
Voyage revenues	552,416	555,303	454,517
Voyage expenses	(3,009)	(4,493)	(2,750)
Operating Costs and Expenses	98,572	90,954	82,952
Time-charter hire expenses	(23,564)	(19,994)	(7,670)
Depreciation and amortization	(122,523)	(128,138)	(111,360)
General and administrative expenses	(24,879)	(20,193)	(23,270)
write-down of vessels	0	14,349	0
Restructuring Charges		(400)	0
Income from vessel operations	279,869	305,480	226,515
Equity income (loss)	79,244	59,600	60,228
Investment in and advances to equity-accounted joint ventures, net	934,059	1,003,581
Expenditures for vessels and equipment	(12,382)	(101,052)	(684,951)
Expenditures for dry docking	(4,862)	(8,224)	(7,505)
Liquefied petroleum gas segment
Segment Reporting Information [Line Items]
Voyage revenues	38,687	39,211	23,922
Voyage expenses	(14,385)	(16,563)	(15,907)
Operating Costs and Expenses	17,824	17,888	20,932
Time-charter hire expenses	0	0	0
Depreciation and amortization	(7,229)	(7,931)	(7,748)
General and administrative expenses	(2,025)	(1,789)	(2,932)
write-down of vessels	(51,000)	0	(33,790)
Restructuring Charges		0	0
Income from vessel operations	(53,776)	(4,960)	(57,387)
Equity income (loss)	(7,011)	(781)	(6,682)
Investment in and advances to equity-accounted joint ventures, net	133,724	151,735
Expenditures for vessels and equipment	(1,093)	(1,538)	(1,230)
Expenditures for dry docking	(2,106)	(2,776)	(5,059)
Conventional Tankers Segment
Segment Reporting Information [Line Items]
Voyage revenues	0	6,742	32,323
Voyage expenses	0	(331)	(9,580)
Operating Costs and Expenses	0	2,743	13,774
Time-charter hire expenses	0	0	0
Depreciation and amortization	0	(696)	(5,270)
General and administrative expenses	0	(539)	(2,310)
write-down of vessels	0	(785)	(20,863)
Restructuring Charges		(2,915)	(1,845)
Income from vessel operations	0	(1,267)	(21,319)
Equity income (loss)	0	0	0
Investment in and advances to equity-accounted joint ventures, net	0	0
Expenditures for vessels and equipment	0	0	(124)
Expenditures for dry docking	$ 0	$ 0	$ (15)